LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leases
SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2021	$84,378
2022	330,737
2023	256,267
2024	172,690
2025	112,923
Thereafter	381,932
Total undiscounted operating lease payments	1,338,927
Less: Imputed interest	(189,715)
Present value of operating lease liabilities	$1,149,212

Future minimum lease payment under these operating leases consisted of the following:

Year ending December 31,	Operating Lease Obligations
2021	$203,023
2022	164,660
2023	85,440
2024	33,000
2025	-
Thereafter	-
Total undiscounted operating lease payments	486,123
Less: Imputed interest	46,322
Present value of operating lease liabilities	$439,801